Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting	SEGMENT REPORTING
Independent Bank Corporation is a bank holding company, whose principal activity is the ownership and management of its wholly-owned subsidiaries, including Independent Bank. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers.
Our reportable segment is determined by the Chief Executive Officer, who is the designated chief operating decision maker, based upon information provided about the products and services we offer, primarily banking operations. The segment is also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business, which are then aggregated if the operating performance, products/services, and customers are similar. The chief operating decision maker will evaluate the performance of our business components such as evaluating revenue streams, significant expenses, and budget to actual results assessing our segment and in the determination of allocating resources. The chief operating decision maker uses revenue streams to evaluate product pricing and significant expenses to assess performance and evaluate return on assets. The chief operating decision maker uses consolidated net income, earnings per share, and return on average assets to benchmark us against our competitors. The benchmarking analysis coupled with monitoring of budget to actual results are used in assessing performance and in establishing compensation. Loans, investments, and deposits provide the majority of revenues in the banking operation. Interest expense, provisions for credit losses, and compensation and employee benefits provide the significant expenses in the banking operation. All operations are domestic.
Accounting policies for our segment are the same as those described in Note #1 - Accounting Policies. Segment performance is evaluated using consolidated net income, earnings per share, and return on average assets. Information reported internally for performance assessment by the chief operating decision maker is as follows, inclusive of reconciliations of significant segment totals to the consolidated financial statements for the years ended December 31, 2024, 2023 and 2022.

	2024
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$228,325	$—	$260	$228,585
Interest on securities	31,983	—	—	31,983
Other investments	6,208	1,746	(1,746)	6,208
Total Interest Income	266,516	1,746	(1,486)	266,776
INTEREST EXPENSE
Deposits	94,440	—	(1,746)	92,694
Other borrowings and subordinated debt and debentures	2,016	5,818	—	7,834
Total Interest Expense	96,456	5,818	(1,746)	100,528
Net Interest Income	170,060	(4,072)	260	166,248
Provision for credit losses	4,468	—	—	4,468
Net Interest Income After Provision for Credit Losses	165,592	(4,072)	260	161,780
NON-INTEREST INCOME
Interchange income	13,992	—	—	13,992
Service charges on deposit accounts	11,870	—	—	11,870
Net gains (losses) on mortgage loans	6,374	—	205	6,579
Mortgage loan servicing, net	9,447	—	—	9,447
Other	14,074	1,082	(682)	14,474
Total Non-interest Income	55,757	1,082	(477)	56,362
NON-INTEREST EXPENSE
Compensation and employee benefits	84,580	493	(118)	84,955
Data processing	13,505	74	—	13,579
Occupancy, net	7,782	24	—	7,806
Interchange expense	4,504	—	—	4,504
Furniture, fixtures and equipment	3,759	3	—	3,762
Advertising	3,049	9	—	3,058
FDIC deposit insurance	2,870	—	—	2,870
Legal and professional	2,163	403	—	2,566
Loan and collection	2,474	—	—	2,474
Communications	2,073	22	—	2,095
Other	6,674	753	—	7,427
Total Non-interest Expense	133,433	1,781	(118)	135,096
Income Before Income Tax	87,916	(4,771)	(99)	83,046
Income tax expense	17,334	(1,057)	(21)	16,256
Net Income	$70,582	$(3,714)	$(78)	$66,790

OTHER SEGMENT DISCLOSURES
Depreciation	$5,185	$3	$—	$5,188
Amortization	516	—	—	516
Total assets	5,328,488	549,242	(539,626)	5,338,104
(1)    Includes amounts relating to our parent company and certain insignificant operations.

	2023
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$197,489	$—	$236	$197,725
Interest on securities	36,523	—	—	36,523
Other investments	5,429	1,317	(1,317)	5,429
Total Interest Income	239,441	1,317	(1,081)	239,677
INTEREST EXPENSE
Deposits	76,392	—	(1,317)	75,075
Other borrowings and subordinated debt and debentures	2,547	5,726	—	8,273
Total Interest Expense	78,939	5,726	(1,317)	83,348
Net Interest Income	160,502	(4,409)	236	156,329
Provision for credit losses	6,210	—	—	6,210
Net Interest Income After Provision for Credit Losses	154,292	(4,409)	236	150,119
NON-INTEREST INCOME
Interchange income	13,996	—	—	13,996
Service charges on deposit accounts	12,361	—	—	12,361
Net gains (losses) on mortgage loans	7,270	—	166	7,436
Mortgage loan servicing, net	4,626	—	—	4,626
Other	11,867	927	(537)	12,257
Total Non-interest Income	50,120	927	(371)	50,676
NON-INTEREST EXPENSE
Compensation and employee benefits	78,444	609	(88)	78,965
Data processing	11,790	72	—	11,862
Occupancy, net	7,884	24	—	7,908
Interchange expense	4,332	—	—	4,332
Furniture, fixtures and equipment	3,751	5	—	3,756
Advertising	2,156	9	—	2,165
FDIC deposit insurance	3,005	—	—	3,005
Legal and professional	1,748	460	—	2,208
Loan and collection	2,174	—	—	2,174
Communications	2,381	25	—	2,406
Other	7,537	801	—	8,338
Total Non-interest Expense	125,202	2,005	(88)	127,119
Income Before Income Tax	79,210	(5,487)	(47)	73,676
Income tax expense	15,842	(1,223)	(10)	14,609
Net Income	$63,368	$(4,264)	$(37)	$59,067

OTHER SEGMENT DISCLOSURES
Depreciation	$5,178	$5	$—	$5,183
Amortization	547	—	—	547
Total assets	5,259,523	493,158	(488,955)	5,263,726
(1)    Includes amounts relating to our parent company and certain insignificant operations.

	2022
	Independent Bank	Other(1)	Eliminations	Total
	(In thousands)
INTEREST INCOME
Interest and fees on loans	$138,811	$—	$246	$139,057
Interest on securities	29,067	—	—	29,067
Other investments	884	199	(199)	884
Total Interest Income	168,762	199	47	169,008
INTEREST EXPENSE
Deposits	14,350	—	(199)	14,151
Other borrowings and subordinated debt and debentures	985	4,311	—	5,296
Total Interest Expense	15,335	4,311	(199)	19,447
Net Interest Income	153,427	(4,112)	246	149,561
Provision for credit losses	5,341	—	—	5,341
Net Interest Income After Provision for Credit Losses	148,086	(4,112)	246	144,220
NON-INTEREST INCOME
Interchange income	13,955	—	—	13,955
Service charges on deposit accounts	12,288	—	—	12,288
Net gains (losses) on mortgage loans	5,983	—	448	6,431
Mortgage loan servicing, net	18,773	—	—	18,773
Other	10,087	1,351	(976)	10,462
Total Non-interest Income	61,086	1,351	(528)	61,909
NON-INTEREST EXPENSE
Compensation and employee benefits	80,466	756	(215)	81,007
Data processing	10,146	37	—	10,183
Occupancy, net	8,883	24	—	8,907
Interchange expense	4,242	—	—	4,242
Furniture, fixtures and equipment	3,999	8	—	4,007
Advertising	2,066	8	—	2,074
FDIC deposit insurance	2,142	—	—	2,142
Legal and professional	1,760	373	—	2,133
Loan and collection	2,657	—	—	2,657
Communications	2,833	38	—	2,871
Other	7,327	791	—	8,118
Total Non-interest Expense	126,521	2,035	(215)	128,341
Income Before Income Tax	82,651	(4,796)	(67)	77,788
Income tax expense	15,526	(1,075)	(14)	14,437
Net Income	$67,125	$(3,721)	$(53)	$63,351

OTHER SEGMENT DISCLOSURES
Depreciation	$5,318	$6	$—	$5,324
Amortization	785	—	—	785
Total assets	4,995,759	439,018	(434,990)	4,999,787
(1)    Includes amounts relating to our parent company and certain insignificant operations.